FAIR VALUE MEASUREMENTS (Details) (Recurring basis, USD $)	Dec. 31, 2012	Dec. 31, 2011
Financial assets and liabilities measured and recorded at fair value
Financial liabilities	$ 0	$ 0
Quoted price in active markets for identical investments Level 1
Assets:
Total	147,045,000	53,393,000
Quoted price in active markets for identical investments Level 1 | Equity securities
Assets:
Available-for-sale securities	83,445,000
Quoted price in active markets for identical investments Level 1 | Corporate Bond Securities
Assets:
Available-for-sale securities	63,600,000	53,393,000
Total
Assets:
Total	147,045,000	53,393,000
Total | Equity securities
Assets:
Available-for-sale securities	83,445,000
Total | Corporate Bond Securities
Assets:
Available-for-sale securities	$ 63,600,000	$ 53,393,000